Note 4. Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
SMP Ltd. [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information

In millions	Total Estimated Allocation
Cash and cash equivalents	$69.5
Prepaid and other current assets	11.6
Other property, plant and equipment	788.1
Total assets acquired	869.2
Accounts payable	134.8
Accrued and other liabilities	5.1
Long-term debt	381.9
Total liabilities assumed	521.8
Noncontrolling interest	47.7
Fair value of net assets acquired	$299.7

Terraform [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The provisional estimated allocation of assets and liabilities is as follows:

In millions	Mt. Signal	Capital Dynamics	Other TerraForm Acquisitions	Total Estimated Allocation
Cash and cash equivalents	$0.3	$0.9	$6.8	$8.0
Accounts receivable	11.6	4.5	11.3	27.4
Renewable energy systems	649.0	200.7	245.8	1,095.5
Restricted cash	22.2	—	14.7	36.9
Intangible assets	117.9	83.1	140.2	341.2
Other assets	12.6	22.8	4.9	40.3
Total assets acquired	813.6	312.0	423.7	1,549.3
Accounts payable and accrued liabilities	24.8	5.9	7.4	38.1
Long-term debt	413.5	—	137.5	551.0
Other liabilities	4.6	31.9	18.9	55.4
Total liabilities assumed	442.9	37.8	163.8	644.5
Noncontrolling interest	78.7	16.6	9.9	105.2
Fair value of net assets acquired	$292.0	$257.6	$250.0	$799.6

SunEdison [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The provisional estimated allocation of assets and liabilities for SRP, excluding Mt. Signal, is as follows:

In millions	Total Estimated Allocation
Cash and cash equivalents	$44.8
Restricted cash	36.1
Accounts receivable	26.0
Prepaid and other current assets	25.3
Investments	114.8
Renewable energy systems	570.5
Intangible assets	205.6
Goodwill	28.1
Long-term restricted cash	12.4
Other assets	87.0
Total assets acquired	1,150.6
Accounts payable	12.8
Accrued liabilities	280.8
Long-term debt	685.9
Other liabilities	82.5
Total liabilities assumed	1,062.0
Noncontrolling interest	56.0
Fair value of net assets acquired	$32.6